Federal Reserve Bank Building	Fredericksburg Office:
701 East Byrd Street	725 Jackson Street, Suite 200
Richmond, VA 23210	Fredericksburg, VA 22401-5720
Telephone: 804-771-9500	Phone: 540-372-3515
Facsimile: 804-644-0957	Fax: 540-372-3941

Mailing Address:	www.hf-law.com
Post Office Box 500
Richmond, VA 23218-0500

April 21, 2006
VIA EDGAR and FEDERAL EXPRESS
Ms. Jennifer Gowetski
Attorney-Advisor
Division of Corporation Finance
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Mail Stop 0409
Washington, D.C. 20549

Re:	NNN Apartment REIT, Inc., Amendment No. 3 to Form S-11, Reg. No. 333-130945
Dear Ms. Gowetski:
     We have received your comment letter dated April 10, 2006 (the “Comment Letter”) with respect to the above-referenced Registration Statement for NNN Apartment REIT, Inc. (the “Company”). Your comment is set forth below in italics. Our response to your comment is set forth below the recitation of your comment. Page numbers refer to the pages in Amendment No. 3 to the Form S-11 filed concurrently herewith.

April 21, 2006

Conflicts of Interest, page 107
1.	We note your response to comment no. 12 and the revised disclosure. Please expand your disclosure to identify your executive officers and non-independent directors who experience such conflicts of interest. In addition, please clarify what you mean by “among other matters” in the last sentence of the second paragraph on page 107. If there are additional conflicts, please briefly describe such conflicts.
     The Company has revised the disclosure on page 106 in accordance with the staff’s comment. Further, the Company has removed the phrase “among other matters” in the last sentence in the second paragraph on page 106, as the Company has stated the applicable conflicts of interest.
     If you have any questions with respect to any of our responses, please feel free to call me at (804) 771-9507 or Ms. Andrea Biller, General Counsel of Triple Net Properties, at (714) 667-8252 x207.

Sincerely,

/s/ Richard P. Cunningham, Jr.

Richard P. Cunningham, Jr.

cc:	Andrea Biller, Esq. Louis J. Rogers, Esq. Stanley J. Olander, Jr.